Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2021 $m
				Other
				movements
				including
		Removal of	Movement in	foreign
	Balance	discontinued	income	exchange	Balance
	at 1 Jan	US operations	statement	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	3	—	3
Balances relating to investment and insurance contracts	87	—	(16)	(37)	34
Short-term temporary differences	4,662	(4,513)	15	(2)	162
Unused tax losses	109	(29)	(14)	1	67
Total	4,858	(4,542)	(12)	(38)	266

Deferred tax liabilities
Unrealised losses or gains on investments	(1,063)	691	127	3	(242)
Balances relating to investment and insurance contracts	(1,765)	—	(433)	73	(2,125)
Short-term temporary differences	(3,247)	2,832	(87)	7	(495)
Total	(6,075)	3,523	(393)	83	(2,862)

	2020 $m
				Other
			Movement	movements
			through	including
		Movement in	other	foreign
	Balance	income	comprehensive	exchange	Balance
	at 1 Jan	statement	income	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	—	—
Balances relating to investment and insurance contracts	32	55	—	—	87
Short-term temporary differences	133	14	—	2	149
Unused tax losses	106	(31)	—	5	80
Total continuing operations	271	38	—	7	316
Discontinued US operations	3,804	732	—	6	4,542
Group total	4,075	770	—	13	4,858

Deferred tax liabilities
Unrealised losses or gains on investments	(289)	(78)	—	(5)	(372)
Balances relating to investment and insurance contracts	(1,507)	(235)	—	(23)	(1,765)
Short-term temporary differences	(350)	(53)	—	(12)	(415)
Total continuing operations	(2,146)	(366)	—	(40)	(2,552)
Discontinued US operations	(3,091)	(324)	(102)	(6)	(3,523)
Group total	(5,237)	(690)	(102)	(46)	(6,075)